Document and Entity Information	Oct. 21, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 21, 2021
Entity Registrant Name	OneWater Marine Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39213
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	6275 LANIER ISLANDS PARKWAY
Entity Address, City or Town	BUFORD
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30518
City Area Code	855
Local Phone Number	208-4359
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001772921
Title of 12(b) Security	Class A Common Stock, par value $0.01 per share
Trading Symbol	ONEW
Security Exchange Name	NASDAQ